As filed with the Securities and Exchange Commission on July 29, 1998


             1933 Act File No. 33-57430; 1940 Act File No. 811-7446

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.     __7__                  __X__


REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   __7__                                   __X__

                        (Check appropriate box or boxes.)


                     AMERICAN CENTURY PREMIUM RESERVES, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
   -----------------------------------------------------------------------
  (Address of Principal Executive Offices)                       (Zip Code)


        Registrant's Telephone Number, Including Area Code (816) 531-5575

                              James E. Stowers III
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        -----------------------------------------------------------------
                     (Name and address of Agent for Service)

           Approximate Date of Proposed Public Offering August 1, 1998

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on August 1, 1998 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a) of Rule 485
_____ on (date) pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended March 31, 1998, was filed on June 11, 1998.

--------------------------------------------------------------------------------

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Fund; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares;
                                    Further Information About
                                    American Century
Item 5. Management of the           Management
          Fund
Item 6. Capital Stock and           Further Information About
          Other Securities          American Century
Item 7. Purchase of Securities      How to Open An Account;
          Being Offered             How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
          Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
           and Policies             the Funds; Selection of
                                    Investments; Additional
                                    Investment Restrictions;
                                    An Explanation of Fixed Income
                                    Securities Ratings; Forward
                                    Currency Exchange Contracts;
                                    Interest Rate Futures Contracts and
                                    Related Options; Portfolio Lending
Item 14. Management of the          Officers and Directors;
           Registrant               Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
           and Principal
           Holders of Securities
Item 16. Investment Advisory        Management;
           and Other Services       Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock
           Other Securities
Item 19. Purchase, Redemption       N/A
           and Pricing of
           Securities Being
           Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
           Quotations of Money
           Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


                                 August 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                           Premium Government Reserve
                             Premium Capital Reserve
                                  Premium Bond


                                 INVESTOR CLASS



                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to simplify your fund decisions.


                        AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
    Benham Group               American Century           Twentieth Century
                                    Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
   Premium Government
       Reserve
Premium Capital Reserve
     Premium Bond



                                   PROSPECTUS


                                 AUGUST 1, 1998


                           Premium Government Reserve
                             Premium Capital Reserve
                                  Premium Bond

                    AMERICAN CENTURY PREMIUM RESERVES, INC.


    American Century Premium Reserves, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Benham Group that invest primarily in fixed-income securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The minimum initial investment for each of the funds is $100,000.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419200
               Kansas City, Missouri 64141-6200 * 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-634-4113 * In Missouri: 816-444-3485
                            www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                    1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM
PREMIUM GOVERNMENT RESERVE FUND

AMERICAN CENTURY - BENHAM
PREMIUM CAPITAL RESERVE FUND

    The objective of each of these money market funds is to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the guidelines established for each fund. WHILE PREMIUM GOVERNMENT RESERVE AND PREMIUM CAPITAL RESERVE SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. INVESTMENTS IN THE FUNDS ARE NOT INSURED, NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY.

AMERICAN CENTURY - BENHAM
PREMIUM BOND FUND


    This fund seeks a high level of income from investments in a portfolio of bonds and other debt obligations having a weighted average adjusted duration of
3.5 years or greater. Investments in the fund are not insured, nor are they guaranteed by the U.S. government or any other agency.



                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2   INVESTMENT OBJECTIVES                          AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objectives of the Funds ..........................................  2
Transaction and Operating Expense Table .....................................  4
Financial Highlights ........................................................  5

INFORMATION REGARDING THE FUNDS
Investment Policies of the Funds ............................................  8
   Premium Government Reserve ...............................................  8
   Premium Capital Reserve ..................................................  8
   Premium Bond .............................................................  9
Fundamentals of Fixed Income Investing ...................................... 10
Other Investment Practices, Their
   Characteristics and Risks ................................................ 11
   Repurchase Agreements .................................................... 11
   Foreign Securities ....................................................... 12
   Forward Currency Exchange Contracts ...................................... 12
   Interest Rate Futures Contracts
      and Options Thereon ................................................... 13
   Derivative Securities .................................................... 13
   Portfolio Turnover ....................................................... 14
   Rule 144A Securities ..................................................... 14
   When-Issued Securities ................................................... 15
   Investment Company Act Rule 2a-7 ......................................... 15
   Investments in Companies With Limited
      Operating Histories ................................................... 15
Performance Advertising ..................................................... 15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
American Century Investments ................................................ 17
Investing in American Century ............................................... 17
How to Open an Account ...................................................... 17
           By Mail .......................................................... 17
           By Wire .......................................................... 17
           By Exchange ...................................................... 18
           In Person ........................................................ 18
      Subsequent Investments ................................................ 18
           By Mail .......................................................... 18
           By Telephone ..................................................... 18
           By Online Access ................................................. 18
           By Wire .......................................................... 18
           In Person ........................................................ 18
      Automatic Investment Plan ............................................. 18
 How to Exchange From One Account to Another ................................ 18
           By Mail .......................................................... 19
           By Telephone ..................................................... 19
           By Online Access ................................................. 19
 How to Redeem Shares ....................................................... 19
           By Mail .......................................................... 19
           By Telephone ..................................................... 19
           By Check-A-Month ................................................. 19
           Other Automatic Redemptions ...................................... 19
      Redemption Proceeds ................................................... 19
           By Check ......................................................... 19
           By Wire and ACH .................................................. 19
      Redemption of Shares in Low-Balance Accounts .......................... 19
 Signature Guarantee ........................................................ 20
 Special Shareholder Services ............................................... 20
           Automated Information Line ....................................... 20
           CheckWriting ..................................................... 20
           Online Account Access ............................................ 20
           Open Order Service ............................................... 20
           Tax-Qualified Retirement Plans ................................... 21
 Important Policies Regarding Your Investments .............................. 21
 Reports to Shareholders .................................................... 22
Employer-Sponsored Retirement Plans and
   Institutional Accounts ................................................... 22

ADDITIONAL INFORMATION YOU SHOULD KNOW
Share Price ................................................................. 23
   When Share Price Is Determined ........................................... 23
   How Share Price Is Determined ............................................ 23
   Where to Find Information About Share Price .............................. 24
Distributions ............................................................... 24
Taxes ....................................................................... 25
   Tax-Deferred Accounts .................................................... 25
   Taxable Accounts ......................................................... 25
Management .................................................................. 26
   Investment Management .................................................... 26
   Code of Ethics ........................................................... 27
   Transfer and Administrative Services ..................................... 27
   Year 2000 Issues ......................................................... 28
Distribution of Fund Shares ................................................. 28
Further Information About American Century .................................. 29



PROSPECTUS                                                TABLE OF CONTENTS   3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                       Premium          Premium         Premium
                                                      Government        Capital           Bond
                                                        Reserve         Reserve
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed
on Purchases ..........................................   none           none             none
Maximum Sales Load Imposed
on Reinvested Dividends ...............................   none           none             none
Deferred Sales Load ...................................   none           none             none
Redemption Fee(1) .....................................   none           none             none
Exchange Fee ..........................................   none           none             none


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets):
Management Fees .......................................   0.45%          0.45%            0.45%
12b-1 Fees ............................................   none           none             none
Other Expenses(2) .....................................   0.00%          0.00%            0.00%
Total Fund Operating Expenses .........................   0.45%          0.45%            0.45%

EXAMPLE:
You would pay the following expenses        1 year         $ 5            $ 5             $ 5
on a $1,000 investment, assuming a          3 years         14             14              14
5% annual return and redemption at the      5 years         25             25              25
end of each time period:                   10 years         57             57              57


(1) Redemption proceeds sent by wire transfer are subject to a $10 processing fee.


(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0013 of 1% of average net assets for the most recent fiscal year.


     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


4   TRANSACTION AND OPERATING EXPENSE TABLE        AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                          PREMIUM GOVERNMENT RESERVE


  The Financial Highlights for the fiscal year ended March 31, 1998, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The information presented is for a share outstanding throughout the years ended March 31.

                                                 1998          1997          1996          1995          1994
PER-SHARE DATA

Net Asset Value, Beginning of Year .......  $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                            ----------    ----------    ----------    ----------    ----------
Income From Investment Operations

    Net Investment Income ................        0.05          0.05          0.05          0.05          0.03
                                            ----------    ----------    ----------    ----------    ----------
Distributions

    From Net Investment Income ...........       (0.05)        (0.05)        (0.05)        (0.05)        (0.03)
                                            ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Year .............  $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                            ==========    ==========    ==========    ==========    ==========
    Total Return(1) ......................        5.25%         5.07%         5.49%         4.62%         2.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ....................        0.45%         0.45%         0.44%         0.45%         0.45%

Ratio of Net Investment Income
to Average Net Assets ....................        5.13%         4.96%         5.30%         4.84%         2.72%

Net Assets, End of Year (in thousands) ...  $   44,495    $   38,838    $   26,191    $   16,381    $    5,459

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.


PROSPECTUS                                             FINANCIAL HIGHLIGHTS   5


                             FINANCIAL HIGHLIGHTS
                            PREMIUM CAPITAL RESERVE


  The Financial Highlights for the fiscal year ended March 31, 1998, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The information presented is for a share outstanding throughout the years ended March 31.

                                                  1998         1997          1996          1995          1994
PER-SHARE DATA

Net Asset Value, Beginning of Year .......  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                            -----------    -----------    -----------    -----------    -----------
Income From Investment Operations

   Net Investment Income .................         0.05           0.05           0.05           0.05           0.03
                                            -----------    -----------    -----------    -----------    -----------
Distributions

   From Net Investment Income ............        (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                            -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Year .............  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                            ===========    ===========    ===========    ===========    ===========
   Total Return(1) .......................         5.38%          5.13%          5.58%          4.66%          2.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ....................         0.45%          0.45%          0.45%          0.45%          0.45%

Ratio of Net Investment Income
to Average Net Assets ....................         5.26%          5.01%          5.50%          4.76%          2.83%

Net Assets, End of Year (in thousands) ...  $   182,487    $   153,958    $   133,417    $   138,428    $    38,823

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.


6    FINANCIAL HIGHLIGHTS                         AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS
                                 PREMIUM BOND

  The Financial Highlights for the fiscal year ended March 31, 1998, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The information presented is for a share outstanding throughout the years ended March 31.

                                             1998         1997          1996          1995          1994
PER-SHARE DATA

Net Asset Value, Beginning of Year .......  $     9.76    $     9.93    $     9.46    $     9.64    $    10.00
                                            ----------    ----------    ----------    ----------    ----------
Income From Investment Operations

    Net Investment Income ................        0.61          0.61          0.61          0.59          0.46

    Net Realized and Unrealized
    Gain (Loss) on Investments ...........        0.45         (0.17)         0.47         (0.18)        (0.36)
                                            ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations .....        1.06          0.44          1.08          0.41          0.10
                                            ----------    ----------    ----------    ----------    ----------
Distributions

    From Net Investment Income ...........       (0.61)        (0.61)        (0.61)        (0.59)        (0.46)

    From Net Realized Capital Gains ......       (0.06)         --            --            --            --
                                            ----------    ----------    ----------    ----------    ----------
    Total Distributions ..................       (0.67)        (0.61)        (0.61)        (0.59)        (0.46)
                                            ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Year .............  $    10.15    $     9.76    $     9.93    $     9.46    $     9.64
                                            ==========    ==========    ==========    ==========    ==========
    Total Return(1) ......................       11.14%         4.57%        11.53%         4.48%         0.92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ....................        0.45%         0.45%         0.43%         0.45%         0.45%

Ratio of Net Investment Income
to Average Net Assets ....................        6.06%         6.20%         6.08%         6.30%         4.65%

Portfolio Turnover .......................         138%           63%           92%           51%          144%

Net Assets, End of Year
(in thousands) ...........................  $   65,171    $   21,750    $   20,280    $   10,334    $    8,080

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.


PROSPECTUS                                            FINANCIAL HIGHLIGHTS    7


                        INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the fund descriptions below, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

PREMIUM GOVERNMENT RESERVE

    Premium Government Reserve seeks to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity within the standards of investment prescribed for such fund. Premium Government Reserve expects, but cannot guarantee, that it will maintain a constant share price of $1.00 by purchasing only securities having remaining maturities of not more than 13 months and by maintaining a weighted average portfolio maturity of not more than 90 days.


    Premium Government Reserve will invest substantially all of its assets in a portfolio of U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

    Premium Government Reserve will invest only in mortgage-related securities that have a stated final maturity of 397 days or less.

    Because of its strict credit and maturity requirements, the level of current income produced by the fund may not be as high as that produced by funds that invest in riskier and more speculative securities with longer maturities. See "Investment Company Act Rule 2a-7," page 15.


PREMIUM CAPITAL RESERVE

    Premium Capital Reserve seeks to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity within the standards of investment prescribed for such fund. Premium Capital Reserve expects, but cannot guarantee, that it will maintain a constant share price of $1.00 by purchasing only securities having remaining maturities of not more than 13 months and by maintaining a weighted average portfolio maturity of not more than 90 days.


    Premium Capital Reserve will invest substantially all of its assets in a diversified portfolio of U.S. dollar-denominated money market instruments. Specifically, it may invest in the following:

    (1) Securities issued or guaranteed by the U.S.


8   INFORMATION REGARDING THE FUNDS                AMERICAN CENTURY INVESTMENTS


        government and its agencies and instrumentalities, as described under "Premium Government Reserve."

    (2) Commercial paper.

    (3) Short-term notes, bonds, debentures or other debt instruments.


    (4) Certificates of deposit, bankers acceptances and time deposit obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars) and foreign branches of foreign banks.

    With the exception of the obligations of foreign branches of U.S. banks and U.S. branches of foreign banks, which are limited to 25% of net assets, these classes of securities may be held in any proportion, and such proportion may vary as market conditions change.


    All portfolio holdings are limited to those that at the time of purchase have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined or ratified by the fund's Board of Directors.

    Eurodollar and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible tax withholding, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to those applicable to U.S. banks. Although these factors are carefully considered when making investments, there are no limits on the amount of fund assets that can be invested in any one type of instrument or in any foreign country.

    Because of the fund's strict credit and maturity requirements, the level of current income it produces may not be as high as that produced by funds that invest in riskier and more speculative securities with longer maturities. See "Investment Company Act Rule 2a-7," page 15.


PREMIUM BOND

    Premium Bond seeks a high level of income from investment in longer-term bonds and other debt instruments. It is designed for investors whose primary goal is a level of income higher than is generally provided by money market or short- and intermediate-term securities and who can accept the generally greater price volatility associated with longer-term bonds. Under normal market conditions, at least 65% of Premium Bond's assets will be invested in bonds. The balance of the fund's assets will be invested in shorter-term debt securities.

    There are no maturity restrictions on the individual securities in which Premium Bond may invest, but the weighted average adjusted duration of the fund's securities portfolio must be 3.5 years or greater. Adjusted duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest, and expressed in years.

    Adjusted duration is different from dollar-weighted average portfolio maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the adjusted duration of a portfolio will change in response to a change in interest rates, whereas average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. The longer the duration of a portfolio, the more sensitive its market value is to interest rate fluctuation. However, due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by adjusted duration and the actual price volatility of a security.

    Subject to the aggregate portfolio duration minimum, the manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.


PROSPECTUS INFORMATION                                   REGARDING THE FUNDS   9


During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.


    To achieve its objective, Premium Bond may invest in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization, such as Moody's Investor Services (Moody's) and Standard & Poor's Corporation (S&P), as follows:

                                                              Examples of
                                                                Minimum
                                                                Ratings
                                                       ------------------------

Type of Security           General Credit Limit        Moody's       S&P
-------------------------------------------------------------------------------
Short-term notes               two highest              MIG-2        SP-2
                                categories

Corporate, sovereign          five highest               Ba           BB
and municipal bonds             categories

U.S. government and                   NONE               n/a          n/a
government agency
securities

Other types                    two highest               P-2          A-2
                                categories
--------------------------------------------------------------------------------

    The fund also may invest in unrated securities if the manager determines that they are of equivalent credit quality.

    Corporate, sovereign and municipal bonds that the fund may buy include securities known as "medium-grade securities." Medium-grade securities are those rated in the fourth and fifth highest ratings categories. Medium-grade securities are somewhat speculative. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody's Baa, S& P's BBB) than more highly rated securities. This sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody's Ba, S&P's BB) securities. The fund may not invest more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

    The fund may invest in U.S. government and government agency securities as described under "Premium Government Reserve," page 8.

    Mortgage-related securities that may be purchased are mortgage pass-through certificates and collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A mortgage pass-through certificate is a debt security generally collateralized by a pool of mortgages, while a CMO is a debt security that is generally collateralized by a portfolio or pool of mortgages or mortgage-backed securities. With both types of securities, the issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

    The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U. S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, a fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

    For the purpose of determining adjusted duration, the manager shall consider the maturity of a security issued by the Government National Mortgage
Association (GNMA), or other mortgage-related security, to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal of the underlying mortgages.



[line graph]
FUNDAMENTALS OF FIXED INCOME INVESTING


                  HISTORICAL YIELDS


          30-YEAR     20-YEAR      3-MONTH
         TREASURY    TAX-EXEMPT    TREASURY
          BONDS        BONDS        BILLS

1/93        7%           6%           3%
2/93        7%           5%           3%
3/93        7%           6%           3%
4/93        7%           6%           3%
5/93        7%           6%           3%
6/93        7%           5%           3%
7/93        7%           5%           3%
8/93        6%           5%           3%
9/93        6%           5%           3%
10/93       6%           5%           3%
11/93       6%           5%           3%
12/93       6%           5%           3%
1/94        6%           5%           3%
2/94        7%           5%           3%
3/94        7%           6%           4%
4/94        7%           6%           4%
5/94        7%           6%           4%
6/94        8%           6%           4%
7/94        7%           6%           4%
8/94        7%           6%           5%
9/94        8%           6%           5%
10/94       8%           6%           5%
11/94       8%           7%           6%
12/94       8%           6%           6%
1/95        8%           6%           6%
2/95        7%           6%           6%
3/95        7%           6%           6%
4/95        7%           6%           6%
5/95        7%           6%           6%
6/95        7%           6%           6%
7/95        7%           6%           6%
8/95        7%           6%           5%
9/95        7%           6%           5%
10/95       6%           5%           6%
11/95       6%           5%           5%
12/95       6%           5%           5%
1/96        6%           5%           5%
2/96        6%           5%           5%
3/96        7%           6%           5%
4/96        7%           6%           5%
5/96        7%           6%           5%
6/96        7%           6%           5%
7/96        7%           6%           5%
8/96        7%           6%           5%
9/96        7%           6%           5%
10/96       7%           6%           5%
11/96       6%           6%           5%
12/96       7%           6%           5%
1/97        7%           6%           5%
2/97        7%           6%           5%
3/97        7%           6%           5%
4/97        7%           6%           5%
5/97        7%           6%           5%
6/97        7%           6%           5%
7/97        6%           5%           5%
8/97        7%           5%           5%
9/97        6%           5%           5%
10/97       6%           5%           5%
11/97       6%           5%           5%
12/97       6%           5%           5%



10   INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS



                             BOND PRICE VOLATILITY

For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:


            Price of a 7%       Price of same
            coupon bond          bond if its            Percent
Years to    now trading        yield increases          change
Maturity    to yield 7%             to 8%              in price

  1 year      $100.00              $99.06              -0.94%
 3 years       100.00               97.38              -2.62%
10 years       100.00               93.20              -6.80%
30 years       100.00               88.69             -11.31%

    Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

    Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


    These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it also would have the impact of raising or lowering the yield of the fund.


    In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.


                           AUTHORIZED QUALITY RANGE

                     A-1          A-2           A-3
                     P-1          P-2           P-3
                   MIG-1        MIG-2         MIG-3
                    SP-1         SP-2          SP-3

               AAA    AA    A     BBB     BB     B     CCC     CC      C      D
               ----------------------------------------------------------------
Premium Bond   =============================

    In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.


    The investment practices of all fixed income funds take into account these relationships. The maturity and asset quality of each fund have implications for the degree of price volatility and the yield level to be expected from each.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS


    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.


REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into


PROSPECTUS                                 INFORMATION REGARDING THE FUNDS    11


such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


    Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. Neither Premium Government Reserve nor Premium Capital Reserve will purchase a security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be held in illiquid securities (including repurchase agreements maturing in more than seven days), while Premium Bond will not purchase a security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be held in illiquid securities.


FOREIGN SECURITIES

    Premium Capital Reserve and Premium Bond may each invest an unlimited amount of their assets in the debt securities of those foreign issuers whose principal business activities are in developed countries, when these securities meet their respective standards of selection, including credit quality. Securities of foreign issuers may trade in the U.S. or foreign securities markets.


    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable to those applicable to domestic issuers.


FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the securities held by Premium Bond may be denominated in foreign currencies. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the fund's overall performance.

    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a forward currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment.

    Predicting the relative future values of currencies is


12   INFORMATION REGARDING THE FUNDS                AMERICAN CENTURY INVESTMENTS

very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INTEREST RATE FUTURES CONTRACTS  AND OPTIONS THEREON

    Premium Bond may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.


    For options sold, the fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

    The fund will deposit in a segregated account with its custodian bank high-quality debt obligations or cash in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


    The fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that it may wish to include in its portfolio. The fund will enter into futures and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options does not exceed 5% of its assets.


    Because futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are: (1) the correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the offsetting futures contract or option may be imperfect; (2) the possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


    The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of interest rate movements or the time span within which the movements take place.

    See the Statement of Additional Information for further information about these instruments and their risks.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices").

    Some  "derivatives,"   such  as  mortgage-related   and  other  asset-backed
securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.



PROSPECTUS                                  INFORMATION REGARDING THE FUNDS   13




    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.


    There is a range of risks associated with derivative investments, including but not limited to:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and


    *    the risk that the counterparty will fail to perform its obligations.

    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


PORTFOLIO TURNOVER

    The portfolio turnover rate of Premium Bond is shown in the financial information on page 7 of this Prospectus.

    Decisions to purchase and sell securities are based on the anticipated contribution of the securities in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood of realized capital gains, if any, distributed by the fund. See "Taxes," page 25.


RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and


14   INFORMATION REGARDING THE FUNDS                AMERICAN CENTURY INVESTMENTS


has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. Premium Government
Reserve and Premium Capital Reserve may invest up to 10% of their respective assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), while Premium Bond may invest up to 15% of its assets in such securities.


WHEN-ISSUED SECURITIES


    Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the funds. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on when-issued securities. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to a fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


INVESTMENT COMPANY ACT RULE 2A-7


    Premium Government Reserve and Premium Capital Reserve each operates pursuant to Rule 2a-7 under the Investment Company Act of 1940. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORIES

    The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Premium Bond and Premium Capital Reserve will not invest more than 5% of their respective total assets in the securities of issuers with less than three-year operating histories. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a


PROSPECTUS                                  INFORMATION REGARDING THE FUNDS   15



stated period expressed as a percentage of the fund's share price. In the case of Premium Government Reserve and Premium Capital Reserve, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then "annualized." That is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


    With respect to Premium Bond, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.


    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Lehman Brothers Government Corporate Index, Salomon Bond Index, Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of the fund shares when redeemed may be more or less than their original cost.


16   INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY


    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.


    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT


    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $100,000. The minimum investment requirements may be different for some types of retirement accounts. Call an Investor Services Representative for information on our retirement plans, which are available for individual investors or for those investing through their employers.


    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

o  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

o  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


o  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information on the next page.


o  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


PROSPECTUS                 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   17




o  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    *    Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.


    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


BY MAIL


    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


BY TELEPHONE


    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.


BY ONLINE ACCESS


    Upon completion of your application and once your account is open, you may make investments online.


BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 17 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    When  you  complete   the   application   and  elect  to  make   investments
automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


    As long as you meet any minimum investment requirements, you may exchange your Premium Bond shares to our other funds up to six times per year per account. There is no limit on the number of exchanges you may make from Premium Capital Reserve and Premium Government Reserve. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price Is Determined," page 23.



18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 20) upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS


    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 20.

BY TELEPHONE


    Upon completion of your application and once your account is open, you may redeem your shares by calling an Investor Services Representative.


BY CHECK-A-MONTH


    You may redeem shares by a Check-A-Month plan, which automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.


OTHER AUTOMATIC REDEMPTIONS


    You may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.


    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will



PROSPECTUS                  HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   19


be sent advising you to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE


    To protect your accounts from fraud, some transactions will require a signature guarantee. You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.


    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES


    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of these services in our Investor Services Guide.


    Our special shareholder services include:

AUTOMATED INFORMATION LINE


    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You also may use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


CHECKWRITING

    We offer  CheckWriting  as a service option for  shareholders  of the funds.
CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.


    If you want to add CheckWriting to an existing account, contact us by phone or mail for an appropriate form. For a new account, you will have CheckWriting upon completion and receipt by us of your application. CheckWriting is not available for any account held in an IRA or 403(b) plan.

    CheckWriting redemptions may be made only on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.


    We will return checks drawn on insufficient funds or on funds from investments made by any means other than by wire within the previous 15 days. Neither we nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

ONLINE ACCOUNT ACCESS


    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the funds. You can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a



20  HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS AMERICAN CENTURY INVESTMENTS



price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.


    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.


  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.


  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8)    Unusual  stock  market  conditions  have  in the  past  resulted  in an
         increase  in  the  number  of  shareholder   telephone  calls.  If  you
         experience difficulty in reaching us during such periods,



PROSPECTUS                  HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   21


         you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions and CheckWriting activity, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. CheckWriting activity will be confirmed monthly. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS
AND INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.


    You may reach an Institutional Services Representative by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


    Redemption requests made by CheckWriting are considered received by us when the CheckWriting check is presented to our clearing bank for payment.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by a duly authorized intermediary, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    Portfolio securities of Premium Bond, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily



PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   23


available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.

    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


    The securities held in the portfolios of Premium Capital Reserve and Premium Government Reserve are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


    The net asset value of Premium Bond will be published in leading newspapers daily. The yields of Premium Capital Reserve and Premium Government Reserve will be published weekly in leading financial publications and daily in many local newspapers. The net asset value and yield of each fund also may be obtained by calling us or by accessing our Web site (www.americancentury.com).


DISTRIBUTIONS


    At the close of each day, including Saturdays, Sundays and holidays, net income and, with regard to Premium Capital Reserve and Premium Government Reserve, net realized gains on portfolio securities is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month except for year-end distributions, which will be paid on the last business day of the year.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 23. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.


    Distributions from net realized securities gains on Premium Bond, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act. Premium Capital Reserve and Premium Government Reserve do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in



24   ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS



certain IRAs and 403(b) plans paid in cash only if you are at least 59-1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


TAXES


    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that because each fund distributes all of its income, it pays no income taxes.


TAX-DEFERRED ACCOUNTS


    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations because they are derived from interest income. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares (28% or 20% rate gain).


    Dividends and interest received by Premium Bond on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.


    Although it is not anticipated that it will happen, if more than 50% of the value of Premium Bond's total assets at the end of any fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the shares. The fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not be increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).


    In January of the year following the distribution, if you own shares in a taxable account, you will receive


PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   25


a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.


    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject American Century to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    Premium Bond may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. If the fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported  capital  gain or a lower  reported  capital  loss  when you sell  your shares. The Form 1099-DIV you receive in January will specify if any distributions included a return of capital.


    Redemption of shares of Premium Bond (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months, and long-term subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT


    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams also may adjust



26   ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS


portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages Premium Bond.


    JEFFREY L. HOUSTON, Portfolio Manager, joined American Century as an Investment Analyst in 1990. He became a Portfolio Manager in 1994. He is a member of the team that manages Premium Bond.

    AMY O'DONNELL, Portfolio Manager, joined American Century in 1987, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager. She is a member of the team that manages Premium Government Reserve.


    DENISE TABACCO, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager. She is a member of the teams that manage Premium Capital Reserve and Premium Government Reserve.

    JOHN F. WALSH, Portfolio Manager, joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California. He is a member of the team that manages Premium Capital Reserve.


    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


    For the services provided to the funds, the manager receives an annual fee of 0.45% of each fund's average net assets. On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers or financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to


PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   27



the funds or the manager. You should be aware that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

    In light of these remediation efforts, the funds do not anticipate a material adverse impact on their business or operations. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

    In addition, the issuers of the securities in which the funds invest may have Year 2000 computer problems. Although the media and various regulatory agencies have focused a great deal of attention on the need for issuers to assess and remediate these problems, their failure to do so could hurt the funds' performance.


DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.



28  ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


FURTHER INFORMATION ABOUT AMERICAN CENTURY


    American Century Premium Reserves, Inc., the issuer of the funds, was organized as a Maryland corporation in January 1993. The corporation is a diversified, open-end management investment company whose shares were first offered for sale on April 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone at 1-800-345-2021 (international calls: 816-531-5575).


    American Century Premium Reserves, Inc. issues three series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters that must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.


    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.


    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.



PROSPECTUS                          ADDITIONAL INFORMATION YOU SHOULD KNOW   29



P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962


WWW.AMERICANCENTURY.COM


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)



9808           [recycled logo]
SH-BKT-12817      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


                                 AUGUST 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                           Premium Government Reserve
                             Premium Capital Reserve
                                  Premium Bond





                    STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 1998


                     AMERICAN CENTURY PREMIUM RESERVES, INC.


This Statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Premium Reserves, Inc. dated August 1, 1998. Please retain this document for future reference. To obtain the Prospectus, call American Century toll free at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200, or access our Web site (www.americancentury.com).


                                TABLE OF CONTENTS


Investment Objectives of the Funds .........................................   2
Selection of Investments ...................................................   2
Additional Investment Restrictions .........................................   3
An Explanation of Fixed Income Securities Ratings ..........................   4
Forward Currency Exchange Contracts ........................................   5
Interest Rate Futures Contracts and Related Options ........................   6
Portfolio Lending ..........................................................  10
Officers and Directors .....................................................  10
Management .................................................................  12
Custodians .................................................................  12
Independent Auditors .......................................................  13
Capital Stock ..............................................................  13
Brokerage ..................................................................  14
Performance Advertising ....................................................  14
Redemptions in Kind ........................................................  15
Holidays ...................................................................  16
Financial Statements .......................................................  16



STATEMENT OF ADDITIONAL INFORMATION                                            1


 INVESTMENT OBJECTIVES OF THE FUNDS


    The investment objective of each fund comprising American Century Premium Reserves, Inc. is described on page 2 of the Prospectus. In seeking to achieve its objective, each fund must conform to certain policies, some of which are designated in the Prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval.


SELECTION OF INVESTMENTS

PREMIUM GOVERNMENT RESERVE

    The manager will invest the Premium Government Reserve portfolio in debt securities payable in U.S. currency. Such securities must be obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, including repurchase agreements for such securities. The manager intends to purchase securities that have quality and maturity characteristics that will allow Premium Government Reserve to be designated as a money market fund and enable it to maintain a stable offering price per share.


    The manager will invest the Premium Government Reserve portfolio in direct obligations of the United States, such as Treasury bills, Treasury notes and U.S. government bonds, that are supported by the full faith and credit of the United States. The manager also may invest in agencies and instrumentalities of the U.S. government. The securities of some of such agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; still others are supported only by the credit of the agency or instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks, and Resolution Funding Corporation. Purchase of such securities may be made outright or on a when-issued basis and may be made subject to repurchase agreements.


PREMIUM CAPITAL RESERVE


    The manager will invest the Premium Capital Reserve portfolio in debt securities payable in U.S. currency. Such securities may be obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities of the same types as described under the heading "Premium Government Reserve." In addition, Premium Capital Reserve may invest in obligations issued by corporations and others. It also may invest in repurchase agreements for all of such securities. The manager intends to purchase securities with quality and maturity characteristics that will allow Premium Capital Reserve to be designated as a money market fund and enable it to maintain a stable offering price per share.


PREMIUM BOND


    The manager will invest the Premium Bond portfolio in high- to medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization as follows:

                                                          Examples of
                                                            Minimum
                                                            Ratings
                                                     ------------------
Type of Security           General Credit Limit      Moody's      S&P
---------------------------------------------------------------------
Short-term notes               two highest            MIG-2      SP-2
                               categories

Corporate, sovereign           five highest            Ba         BB
and municipal bonds             categories

U.S. government and                NONE               n/a         n/a
government agency
securities

Other types                     two highest            P-2        A-2
                                categories
---------------------------------------------------------------------

    The fund also may invest in unrated securities if the manager determines that they are of equivalent credit quality. See "An Explanation of Fixed Income Securities Ratings," page 4.

    Premium Bond also may purchase securities under repurchase agreements as described in the Prospectus and purchase and sell interest rate futures contracts and related options. See "Interest Rate Futures Contracts and Related Options," page 6.


    Premium Bond may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds) and write and buy put and call options relating to interest rate futures


2                                                  AMERICAN CENTURY INVESTMENTS



contracts for the purpose of hedging against (i) declines or possible declines in the market value of debt securities or (ii) inability to participate in advances in the market values of debt securities at times when the fund is not fully invested in long-term debt securities; provided that it may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options would exceed 5% of the fund's assets.


INVESTMENT COMPANY ACT RULE 2A-7

    Premium Government Reserve and Premium Capital Reserve each operates pursuant to Invest-ment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, each fund's price per share as computed for the purpose of sales and redemptions at $1.00. While the day-to-day operation of each fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain U.S. dollar-denominated instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of an unrated security, of comparable quality. The procedures require review of each fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


 ADDITIONAL INVESTMENT RESTRICTIONS

    Additional fundamental policies that may be changed only with shareholder approval provide as follows:


  (1) The funds shall not issue senior securities, except as permitted under the Investment Company Act of 1940.


  (2) The funds shall not borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of that fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  (3) The funds shall not lend any security or make any other loan if, as a result, more than 331/3% of the funds' total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.


  (4) The funds shall not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

  (5) The funds shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the funds from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.


  (6) The funds shall not act as underwriters of securities issued by others, except to the extent that the funds may be considered underwriters within the meaning of the Securities Act of 1933 in the disposition of restricted securities.


  (7) The funds shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  (8) The funds shall not invest for purposes of exercising control over management.

    In addition, the funds have adopted the following non-fundamental investment restrictions:

  (1) As an operating policy, a fund shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  (2) As an operating policy, a fund may not purchase any security or enter into a repurchase


STATEMENT OF ADDITIONAL INFORMATION                                            3



         agreement if, as a result, more than 15% of its net assets (10% for money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, nor may it invest in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


  (3) As an operating policy, a fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

  (4) As an operating policy, a fund shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


    The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, brokers, dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other federal or state agency participates in or supervises the management of the funds or their investment practices or policies.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

    As described in the Prospectus, the funds invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a description of the rating categories referenced in the Prospectus disclosure.

    The following summarizes the highest four ratings used by Standard & Poor's Corporation for bonds:

   AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


    To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

    Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

    The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

    The following summarizes the highest four ratings used by Moody's Investors Service, Inc. for bonds:

   Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective


4                                                  AMERICAN CENTURY INVESTMENTS


   elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

   A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


    The rating Prime-1 or P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 or P-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The following summarizes the highest rating used by Moody's for short-term notes and variable-rate demand obligations:


   MIG-1; VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

FORWARD CURRENCY EXCHANGE CONTRACTS


    Premium Bond conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency exchange contracts to purchase or sell foreign currencies.


    The fund expects to use forward contracts under two circumstances:


  (1) When the manager wishes to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

  (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.


    As to the first circumstance, when the fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.


    Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines,



STATEMENT OF ADDITIONAL INFORMATION                                            5


additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that the fund's best interests may be served.

    Generally, the fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INTEREST RATE FUTURES CONTRACTS AND

RELATED OPTIONS

    Premium Bond may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.


    The fund will not purchase or sell futures contracts and options thereon for speculative purposes but rather only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the manager may wish to include in the portfolio of the fund. The fund may sell a future, write a call or purchase a put on a future if the manager anticipates that a general market or market sector decline may adversely affect the market value of any or all of the fund's holdings. The fund may buy a future, purchase a call or sell a put on a future if the manager anticipates a significant market advance in the type of securities it intends to purchase for the fund's portfolio at a time when the fund is not invested in debt securities to the extent permitted by its investment policies. The fund may purchase a future or a call option thereon as a temporary substitute for the purchase of individual securities that may then be purchased in an orderly fashion. As securities are purchased, corresponding futures positions would be terminated by offsetting sales.


    The "sale" of a debt future means the acquisition by the fund of an obligation to deliver the related debt securities (i.e., those called for by the contract) at a specified price on a specified date. The "purchase" of a debt future means the acquisition by the fund of an obligation to acquire the related debt securities at a specified time on a specified date. The "sale" of a bond index future means the acquisition by the fund of an obligation to deliver an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the future and the price at which the future is originally struck. No physical delivery of the bonds making up the index is expected to be made. The "purchase" of a bond index future means the acquisition by the fund of an obligation to take delivery of such an amount of cash.

    Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit an amount of cash or


6                                                  AMERICAN CENTURY INVESTMENTS



securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the futures contract more or less valuable, a process known as marking to the market. Changes in variation margin are recorded by the fund as unrealized net gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or a gain.

    When the fund writes an option on a futures contract it becomes obligated, in return for the premium received, to assume a position in a specified futures contract at a specified exercise price at any time during the term of the option. If the fund has written a call, it becomes obligated to assume a "long" position in a futures contract, which means that it is required to take delivery of the underlying securities. If it has written a put, it is obligated to assume a "short" position in a futures contract, which means that it is required to deliver the underlying securities.


    If the fund writes an option on a futures contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a future are included in the initial margin deposit.

    For options sold, the fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

    The fund will deposit in a segregated account with its custodian bank high-quality debt obligations maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts it has purchased less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

    Changes in variation margin are recorded by the fund as unrealized gains or losses. Initial margin payments will be deposited in the fund's custodian bank in an account registered in the broker's name; access to the assets in that account may be made by the broker only under specified conditions. At any time prior to expiration of a futures contract or an option thereon, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract or option. A final determination of variation margin is made at that time; additional cash is required to be paid by or released to it and it realizes a loss or gain.

    Although futures contracts by their terms call for the actual delivery or acquisition of the underlying securities or cash, in most cases the contractual obligation is fulfilled without having to make or take delivery. The fund does not intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearinghouse associated with the exchange on which the instruments are traded. Although the fund intends to buy and sell futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In such event, it may not be possible to close a futures contract position. Similar market liquidity risks occur with respect to options.


    The use of futures contracts and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position." The use of futures contracts and options thereon to attempt to protect against the market risk that a fund might not be fully invested at a time when the value of the securities in which it invests is increasing is referred to as having a "long futures position." The fund must operate within certain restrictions as to long and short positions in futures contracts and options thereon under a rule adopted by the Commodity
Futures Trading Commission (CFTC) under the Commodity Exchange Act to be eligible for the exclusion provided by the rule from registration by the fund with the CFTC as a "commodity pool operator" (as defined under the Commodity Exchange Act), and must represent to the CFTC that it will operate within such restrictions. Under these restrictions, the fund will not, as to any positions, whether long, short or a combination



STATEMENT OF ADDITIONAL INFORMATION                                            7



thereof, enter into futures contracts and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the fund's assets after taking into account unrealized profits and losses on options the fund has entered into; in the case of an option that is "in-the-money" (as defined under the Commodity Exchange Act), the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a futures contract is in-the-money if the value of the futures contract that is the subject of the put is exceeded by the strike price of the put.) Under the restrictions, the fund also must, as to short positions, use futures contracts and options thereon solely for bona fide hedging purposes within the meaning and intent of the applicable provisions under the Commodity Exchange Act. As to its long positions that are used as part of the fund's portfolio strategy and are incidental to the fund's activities in the underlying cash market, the "underlying commodity value" (see next page) of the fund's futures contracts and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated, high-quality, short-term money market instruments so set aside, plus any funds deposited as margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. (These are described above the segregated accounts that a fund must maintain with its custodian bank as to its options and futures contracts activities due to Securities and Exchange Commission (SEC) requirements. The fund will, as to its long positions, be required to abide by the more restrictive of these SEC and CFTC requirements.) The underlying commodity value of a futures contract is computed by multiplying the size (dollar amount) of the futures contract by the daily settlement price of the futures contract. For an option on a futures contract, that value is the underlying commodity value of the futures contract underlying the option.

    Because futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (i) the correlation between movements in the market price of the portfolio investment (held or intended) being hedged and in the price of the offsetting futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures or options positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; and (v) the bankruptcy or failure of a futures commission merchant holding margin deposits made by the fund and the fund's inability to obtain repayment of all or part of such deposits. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The manager will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meet additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by fund management still may not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.


    The risk of imperfect correlation between


8                                                  AMERICAN CENTURY INVESTMENTS



movements in the price of a bond index future and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the bond index future may move more than or less than the price of the securities being hedged. If the price of the bond index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the security, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the bond index futures, the fund may buy or sell bond index futures in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is less than the historical volatility of the bond index. It is also possible that, where the fund has sold futures contracts to hedge its securities against a decline in the market, the market may advance and the value of securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a brief period or to a very small degree, over time the value of a portfolio of debt securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

    Where bond index futures are purchased to hedge against a possible increase in the price of bonds before the fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.


    The risks of investment in options on bond indices may be greater than options on securities. Because exercises of bond index options are settled in cash, when the fund writes a call on a bond index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of its writing position by holding a portfolio of bonds similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as the underlying index and, as a result, bears a risk that the value of the securities held will vary from the value of the index. Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund, as the call writer, will not learn that it has been assigned an option until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security because there, the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligation by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising option holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligation by delivering those securities. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; by the time it learns that it has been assigned, the index may have declined with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

    If the fund has purchased an index option and


STATEMENT OF ADDITIONAL INFORMATION                                            9



exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


OFFICERS AND DIRECTORS


    The principal officers and directors of the corporation, their ages (listed in parentheses), principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc., and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

    JAMES E. STOWERS JR. (74),* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III (39),* Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING, M.D. (66), Director; retired, formerly general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D.D. (DEL) HOCK (63), Director; retired, formerly Chairman, Public Service Company of Colorado; Director, Service Tech, Inc., Hathaway Corporation, and J.
D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.

    LLOYD T. SILVER JR. (70), Director; Consultant; retired, formerly Chairman of LSC, Inc., a manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

    GEORGE A. RIO (43), President; Executive Vice President and Client Service Director of Funds Distributor, Inc. (FDI). Prior to joining FDI, Mr. Rio served as Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds (June 1995 to March 1998). Before that he served as Director of Business Development for First Data Corporation (May 1994 to June 1995) and Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company Inc. (September 1983 to May 1994).

    MARYANNE  ROEPKE,  CPA  (42),  Vice  President,   Treasurer,  and  Principal
Accounting Officer; Vice President, American Century Services Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelly served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson was



10                                                 AMERICAN CENTURY INVESTMENTS



Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    C. JEAN WADE (34), CPA, Controller.

    The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs.  Stowers Jr.  (chairman),  Stowers  III,  and Pratt  constitute  the
Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chairman), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to the internal controls and the considerations given or the connective action taken by management, and reviewing nonaudit services provided by the independent auditors.

    Messrs. Brown (chairman), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Hock and Stowers III.

    The directors of the corporation also serve as directors for other funds advised by the manager. Each director who is not an "interested person," as defined in the Investment Company Act, receives for service as a member of the Board of all six of such investment companies an annual director's fee of $44,000, and an additional fee of $1,000 per regular Board meeting attended and $500 per special Board and committee meeting attended. In addition, those directors who are not "interested persons" who serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses.

    Set forth below is the aggregate compensation paid for the periods indicated by the corporation and by the American Century family of funds as a whole to each director who is not an "interested person" as defined in the Investment Company Act.

                               Aggregate             Total compensation from
                              compensation            the American Century
Director                 from the corporation(1)       family of funds(2)
---------------------------------------------------------------------------
Thomas A. Brown                     $322                     $60,000
Robert W. Doering, M.D.              310                      49,500
Andrea C. Hall(3)                    133                       8,833
D.D. (Del) Hock                      310                      49,500
Linsley L. Lundgaard(3)              184                      42,333
Donald H. Pratt                      322                      60,000
Lloyd T. Silver Jr.                  310                      49,000
M. Jeannine Strandjord               315                      48,833
---------------------------------------------------------------------------

(1)Includes compensation paid by the corporation for the fiscal year ended March 31, 1997.

(2)Includes compensation paid by the 13 investment company members of the American Century family of funds for the calendar year ended December 31, 1997.

(3)Andrea C. Hall replaced Linsley L. Lundgaard as an independent director effective November 1, 1997.

    Those directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a director. The salaries of such individuals, who are also officers of the funds, are paid by the manager.



STATEMENT OF ADDITIONAL INFORMATION                                           11


MANAGEMENT


    A description of the responsibilities and method of compensation of the funds' manager, American Century Investment Management, Inc., appears in the Prospectus under the heading "Management."

    During the three most recent fiscal years, the total management fees earned by the manager were as follows:

                              Year Ended         Year Ended        Year Ended
Fund                        March 31, 1998     March 31, 1997    March 31, 1996
----------------------------------------------------------------------------
PREMIUM GOVERNMENT RESERVE
Management Fees                $763,533           $138,640           $93,671
Average Net Assets            45,220,737         30,981,550        21,173,072

PREMIUM CAPITAL RESERVE
Management Fees                $203,339           $640,040          $626,948
Average Net Assets            169,548,194        142,439,917       140,458,302

PREMIUM BOND
Management Fees                $258,139            $91,566           $68,907
Average Net Assets            57,316,369         20,468,595        15,955,006
----------------------------------------------------------------------------

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (ii) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager and that it shall be automatically terminated if it is assigned.


    The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    In addition to managing the funds, on May 29, 1998, the manager also was acting as an investment advisor to 11 institutional accounts with an aggregate value of $432,786,097. While each of these clients has unique investment restrictions and guidelines, some have elected to have their portfolios managed in a manner similar to the portfolio of an existing fund. Accordingly, any time a security is being bought or sold for the fund, it also may be bought or sold for any institutional accounts being managed in a similar manner with a similar investment objective. The manager anticipates acquiring additional such accounts in the future.

    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.


    As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

CUSTODIANS


    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598 and Commerce



12                                                AMERICAN CENTURY INVESTMENTS


Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, was appointed to serve as the independent auditors to examine the financial statements of the funds commencing with the fiscal year ended March 31, 1998. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.


CAPITAL STOCK


    The funds' capital stock is described in the Prospectus under the heading "Further Information About American Century."

    The corporation currently has three series of shares outstanding. The corporation may in the future issue one or more additional series of shares without a vote of the shareholders. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for that series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value represented by such share on all questions.


    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.


    As of May 29, 1998, excess of 5% of the outstanding shares of the following funds were owned of record by:

Name of Fund                  Shareholder and Percentage
---------------------------------------------------------------------------
Premium Capital               Sally A. Von Waaden and
Reserve                       Dennis C. Von Waaden Trust
                              Austin, Texas - 8.5%

Premium                       Chase Manhattan Bank
Government Reserve            as Trustee for Lorillard Inc.
                              Hourly Paid Employees
                               Profit Sharing Plan
                              New York, New York - 21.1%

                              Cornelia Small
                              New York, New York - 13.1%

                              Rancho San Antonio Retirement
                              Services Inc.
                              Cupertino, California - 8.5%

                              United Missouri Bank
                              as Trustee for The Insilco Corporation
                              Employee Thrift Plan Trust
                              Kansas City, Missouri - 7.2%

                              United Missouri Bank
                              as Trustee for Fish & Richardson PC
                               Profit Sharing Plan
                              Kansas City, Missouri - 5.9%

                              Chase Manhattan Bank
                              as Trustee for
                              Newport Service Corporation
                              Money Purchase
                              Pension Trust
                              New York, New York - 5.8%

Premium Bond                  Trustees of
                              Presbyterian Healthcare System
                              Retirement Plan and Trust
                              Kansas City, Missouri - 16.5%

                              United Missouri Bank as Trustee for
                              Harris Methodist Health System 403(b) Plan
                              Kansas City, Missouri - 12.1%

                              North Carolina Engineering Foundation Inc.
                              Kansas City, Missouri - 8.6%

                              Trustees of Harris Methodist Health
                              System Productivity Plan and Trust
                              Fort Worth, Texas - 8.1%

                              United Missouri Bank
                              as Custodian for Presbyterian
                              Healthcare System 403(b) Plan
                              Kansas City, Missouri - 7.5%
---------------------------------------------------------------------------

    As of May 29, 1998, the shares of the corporation owned beneficially and of record by the officers and



STATEMENT OF ADDITIONAL INFORMATION                                           13


directors of the corporation in the aggregate were less than 1% of the shares offered by any fund.

BROKERAGE


    Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed under this heading when selecting brokers.

    The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services provided to the manager will be in addition to and not in lieu of services required to be performed for the funds by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

    The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


PERFORMANCE ADVERTISING

FUND PERFORMANCE

    Individual fund performance may be compared to various indices including the Lehman Brothers Government Corporate Index, the Salomon Bond Index, Donoghue's Money Fund Average and Bank Rate Monitor National Index of 2 1/2-year CD rates.

    Average annual total return is calculated by determining each fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions.


    The funds also may advertise average annual total return over periods of time other than one, five and 10 years and cumulative total return over various time periods.

    The yields of Premium Government Reserve and Premium Capital Reserve are calculated by measuring the income generated by an investment in a fund over a seven-day period (net of fund expenses). This income is then "annualized." That is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period throughout a full year and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

    Based upon these methods of calculation, the yield and effective yield for Premium Government Reserve and Premium Capital Reserve for the seven days



14                                                 AMERICAN CENTURY INVESTMENTS



ended March 31, 1998, the last seven days of the fiscal year, were as follows:

------------------------------------------------------
                                              Effective
Fund                            Yield            Yield
------------------------------------------------------
Premium Government Reserve      5.10%            5.23%
Premium Capital Reserve         5.22%            5.35%
------------------------------------------------------

    The yield of Premium Bond is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation. The yield of Premium Bond for the 30-day period ended March 31, 1998, was 5.87%.

    Premium Bond also may elect to advertise cumulative total return and average annual total return, computed as described above. The cumulative total return since inception is 36.65% and average annual total return of Premium Bond for the year ended March 31, 1998, was 11.14%.


ADDITIONAL PERFORMANCE COMPARISONS

    Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(reg.tm) Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION


    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


REDEMPTIONS IN KIND

    While the funds expect that, under normal conditions, all redemptions will be paid in cash, if the manager determines that it would be detrimental to the best interests of a fund's remaining shareholders to make payment in cash, that fund may pay redemption proceeds in amounts in excess of $250,000 in whole or in part by a distribution in kind of readily marketable securities.


    In addition to the policy just mentioned, the funds have elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder



STATEMENT OF ADDITIONAL INFORMATION                                           15



exceed such limitation, the fund will have the option, subject to the necessary finding by the manager stated previously, of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager. Such securities will not necessarily be representative of the entire portfolio and may be securities that the manager regards as least desirable. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the heading "How Share Price Is Determined," and such valuation will be made as of the same time the redemption price is determined.


HOLIDAYS

    The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS


    The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended March 31, 1998, and the Statements of Changes in Net Assets for the fiscal years ended March 31, 1997, and 1998, are included in the Annual Reports to shareholders, for the fiscal year ended March 31, 1998. The reports on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in the Annual Reports to Shareholders for the fiscal year ended March 31, 1997. Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the first page of this Statement of Additional Information





P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962


WWW.AMERICANCENTURY.COM


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


9808           [recycled logo]
SH-BKT-12818      Recycled

PART C.  OTHER INFORMATION.

ITEM 24.  Financial Statements and Exhibits.

     (a)  Financial Statements

          (i)  Financial   Statements  filed  in  Part  A  of  the  Registration
               Statement:

               1.   Financial Highlights.

          (ii) Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Reports dated March 31, 1998, and which are incorporated by reference in Part B of this Registration Statement):

               1.   Statements of Assets and Liabilities at March 31, 1998.

               2.   Statements of Operations for the year ended March 31, 1998.

               3. Statements of Changes in Net Assets for the year ended March 31, 1998.

               4.   Notes to Financial Statements as of March 31, 1998.

               5.   Schedule of Investments at March 31, 1998.

               6.   Report of Independent Auditors dated April 30, 1998.

     b) Exhibits (all exhibits not filed herein are being incorporated herein by reference).

               1. (a) Articles of Incorporation of Twentieth Century Premium Reserves, Inc., dated January 7, 1993 (filed electronically as an exhibit to Post-Effective Amendment No. 4 on Form N-1A on July 31, 1996, File No. 33-57430).

                    (b) Articles Supplementary of Twentieth Century Premium Reserves, Inc., dated April 24, 1995 (filed electronically as an exhibit to Post-Effective Amendment No. 4 on Form N-1A on July 31, 1996, File No. 33-57430).

                    (c) Articles of Amendment of Twentieth Century Premium Reserves, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 6 on Form N-1A on July 30, 1997).

                    (d) Articles Supplementary of American Century Premium Reserves, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 6 on Form N-1A on July 30, 1997).

               2. (a) By-Laws of Twentieth Century Premium Reserves, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 4 on Form N-1A on July 31, 1996, File No. 33-57430).

                    (b) Amendment to By-Laws of American Century Premium Reserves, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               3.   Voting Trust Agreements - None.

               4.   Specimen  copy  of  stock   certificate-all   series  (filed
                    electronically as an exhibit to Post-Effective Amendment No. 6 on Form N-1A on July 30, 1997).

               5. Management Agreement dated as of August 1, 1997, between American Century Premium Reserves, Inc. and American Century Investment Management, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 6 on Form N-1A on July 30, 1997).

               6. (a) Distribution Agreement between American Century Premium Reserves, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed eletronically as an exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608).

                    (b) Amendment No. 1 to Distribution Agreement between American Century Premium Reserves, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8. (a) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996. (filed electronically as an exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

                    (b) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 76 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

               9. Transfer Agency Agreement, dated as of March 16, 1993, by and between Twentieth Century Premium Reserves, Inc. and Twentieth Century Services, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 4 on Form N-1A on July 31, 1996, File No. 33-57430).

               10.  Opinion and Consent of Counsel (filed herein as EX-99.B10).

               11. (a) Consent of Deloitte & Touche LLP (filed herein as EX-99.B11a).

                    (b)   Consent  of  Ernst  &  Young  LLP  (filed   herein  as
                    EX-99.B11b).

               12. (a) Annual Reports of the Registrant dated March 31, 1998 (filed electronically on May 28, 1998).

                    (b) Annual Report of the Registrant dated March 31, 1997 (filed electronically on May 30, 1997).

               13.  Agreements of Initial Capital, Etc. - None.

               14. Model Retirement Plans (filed as Exhibits 14a, 14b, 14c and 14d to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., File No. 33-39242, filed May 6, 1991).

               15.  12b-1 Plans - None.

               16.  Schedule   of   Computation   of   Performance   Advertising
                    Quotations (filed herein as EX-99.B16).

               17. Power of Attorney dated July 25, 1998 (filed herein as EX-99.B17).

               27. (a) Financial Data Schedule for Premium Capital Reserve (EX-27.5.1).

                    (b) Financial Data Schedule for Premium Government Reserve (EX-27.5.2).

                    (c) Financial Data Schedule for Premium Bond (EX-27.5.3).


ITEM 25. Persons Controlled by or Under Common Control with Registrant - None.


ITEM 26. Number of Holders of Securities.

                                                  Number of Record Holders
            Title of Class                          as of June 30, 1998
           -----------------                      ---------------------
        Premium Government Reserve                        148
        Premium Capital Reserve                           524
        Premium Bond                                      108

ITEM 27. Indemnification.

          The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28. Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29. Principal Underwriters.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

ITEM 30. Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31. Management Services - None.

ITEM 32. Undertakings.

         (a)      Not Applicable.

         (b)      Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 29th day of July, 1998.

                                  American Century Premium Reserves, Inc.
                                              (Registrant)

                                  By: /s/Patrick A. Looby
                                      Patrick A. Looby
                                      Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                               Date
       ---------                         -----                               ----
/*/ George A. Rio                 President, Principal Executive        July 29, 1998
-------------------------         and Principal Financial
George A. Rio                     Officer

/*/ Maryanne Roepke               Vice President, Treasurer and         July 29, 1998
-------------------------         Principal Accounting Officer
Maryanne Roepke

/*/ James E. Stowers              Director                              July 29, 1998
-------------------------
James E. Stowers, Jr.

/*/ James E. Stowers III          Director                              July 29, 1998
-------------------------
James E. Stowers, III

/*/ Thomas A. Brown               Director                              July 29, 1998
-------------------------
Thomas A. Brown

/*/ Robert W. Doering, M.D.       Director                              July 29, 1998
-------------------------
Robert W. Doering, M.D.

/*/ Andrea C. Hall, Ph.D.         Director                              July 29, 1998
-------------------------
Andrea C. Hall, Ph.D.

/*/ Donald H. Pratt               Director                              July 29, 1998
-------------------------
Donald H. Pratt

/*/ Lloyd T. Silver, Jr.          Director                              July 29, 1998
-------------------------
Lloyd T. Silver, Jr.

/*/ M. Jeannine Strandjord        Director                              July 29, 1998
-------------------------
M. Jeannine Strandjord

/*/ D. D. (Del) Hock              Director                              July 29, 1998
-------------------------
D. D. (Del) Hock


*By /s/Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact